DERIVATIVE INSTRUMENTS (Schedule of the Fair value of the outstanding non-designated foreign exchange contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments Schedule Of Fair Value Of Outstanding Non Designated Foreign Exchange Contracts
Fair value of foreign exchange non-designated hedge transactions	$ 113	$ 11
Fair value of foreign exchange non-designated hedge transactions	(51)	(63)
Total derivatives non-designated as hedging instruments	$ 62	$ (52)